Net Loss Per Share	6 Months Ended
Jun. 30, 2024
Net Loss Per Share [Abstract]
Net loss per share

Note 16. Net loss per share

As the Company reported a loss for the six-month period ended June 30, 2024, and 2023, the number of shares used to calculate diluted loss per share of common shares attributable to common shareholders is the same as the number of shares used to calculate basic loss per share of common shares attributable to common shareholders for the period presented because the potentially dilutive shares would have been antidilutive if included in the calculation. The table below shows data of net loss and shares used in calculating basic and diluted loss per share attributable to the ordinary equity holders of the Company:

	Six-Months Ended
	June 30, 2024	June 30, 2023
Net loss	(33,203)	(36,255)
Weighted average shares outstanding—basic and diluted(i)	32,506,781	17,818,669
Net loss per ordinary share—basic and diluted	(1.02)	(2.03)

(i)	Share data have been revised to give effect due to the recapitalization of Nvni Group Limited as explained in Note 17. Equity and divestitures.